VANECK RETAIL ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (unaudited)
1
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Footnotes:
Number
of Shares Value
COMMON STOCKS : 100.1%
China : 4.3%
JD.com, Inc. (ADR) 271,369 $ 9,408,363
Underline
United States : 95.8%
Amazon.com, Inc. * 201,475 44,201,600
AutoZone, Inc. * 2,359 7,553,518
Bath & Body Works, Inc. 24,983 968,591
Best Buy Co., Inc. 25,855 2,218,359
Cardinal Health, Inc. 31,068 3,674,412
Cencora, Inc. 24,452 5,493,875
Costco Wholesale Corp. 19,482 17,850,772
CVS Health Corp. 173,252 7,777,282
Dollar General Corp. 21,686 1,644,233
Dollar Tree, Inc. * † 23,604 1,768,884
Lowe's Companies, Inc. 43,292 10,684,466
Lululemon Athletica, Inc. * 14,543 5,561,389
McKesson Corp. 18,100 10,315,371
Number
of Shares Value
United States (continued)
O'Reilly Automotive, Inc. * 8,225 $ 9,753,205
Ross Stores, Inc. 47,527 7,189,409
Sysco Corp. 69,458 5,310,759
Target Corp. 64,790 8,758,312
The Home Depot, Inc. 43,678 16,990,305
The Kroger Co. 98,260 6,008,599
The TJX Companies, Inc. 82,313 9,944,234
Tractor Supply Co. 70,564 3,744,126
Ulta Beauty, Inc. * 6,729 2,926,644
Walgreens Boots Alliance,
Inc. † 104,559 975,536
Walmart, Inc. 212,787 19,225,305
210,539,186
Total Common Stocks
(Cost: $200,187,073) 219,947,549
Total Investments: 100.1%
(Cost: $200,187,073) 219,947,549
Liabilities in excess of other assets: (0.1)% (165,507)
NET ASSETS: 100.0% $ 219,782,042
Definitions:
ADR American Depositary Receipt
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $2,441,335.